Customer accounts and amounts due to banks (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Customer accounts and amounts due to banks
Individuals' current/demand accounts	₽ 11,553	₽ 10,844
Legal entities' current/demand accounts	4,599	3,767
Term deposits	3,251	2,103
Due to banks	2,560	1,391
Total customer accounts and amounts due to banks	21,963	18,105
Including long-term deposits	₽ 444	₽ 237